Nationwide Life Insurance Company:
•  Nationwide Variable Account - II
•  Nationwide Variable Account - 7
•  Nationwide Variable Account - 8
•  Nationwide Variable Account - 9
•  Nationwide Variable Account - 10
•  Nationwide Variable Account - 14
•  Nationwide VLI Separate Account - 2
•  Nationwide VLI Separate Account - 3
•  Nationwide VLI Separate Account - 4
•  Nationwide VLI Separate Account - 7
Nationwide Life and Annuity Insurance Company: • Nationwide VA Separate Account - B • Nationwide VL Separate Account - C • Nationwide VL Separate Account - D • Nationwide VL Separate Account - G

Prospectus supplement dated September 27, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

All references to www.nationwidefinancial.com shall now mean www.nationwide.com.

Nationwide Life Insurance Company

• Nationwide Variable Account 14

Prospectus supplement dated September 27, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as investment option under your contract. Effective October 2, 2006, this investment option will change names as indicated below.

OLD NAME	NEW NAME
FAM Variable Series Funds, Inc. - Mercury Large Cap Core V.I. Fund: Class II	BlackRock Large Cap Core V.I. Fund: Class II